SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.3%

Consumer Durables - 1.7%
Sony Group Corp., ADR	66,000	1,900,140
Take-Two Interactive Software, Inc. *	9,700	2,506,092

		4,406,232

Consumer Non-Durables - 1.1%
Mondelez International, Inc.	12,850	802,740
NIKE, Inc.	9,050	631,056
PepsiCo, Inc.	10,000	1,404,400

		2,838,196

Consumer Services - 2.6%
McDonald’s Corp.	6,650	2,020,868
Visa, Inc.	13,650	4,659,837

		6,680,705

Electronic Technology - 31.3%
Apple, Inc.	104,575	26,627,932
Applied Materials, Inc.	22,175	4,540,109
Arista Networks, Inc. *	15,000	2,185,650
Broadcom, Inc.	31,720	10,464,745
NVIDIA Corp.	173,100	32,296,998
Palo Alto Networks, Inc. *	18,450	3,756,789
Vertiv Holdings Co.	6,175	931,561

		80,803,784

Energy Minerals - 0.9%
ConocoPhillips	24,600	2,326,914

Finance - 2.8%
Chubb, Ltd.	5,050	1,425,363
Goldman Sachs Group, Inc.	5,150	4,101,202
JPMorgan Chase & Co.	4,900	1,545,607
Sony Financial Group, Inc., ADR *	13,200	48,840

		7,121,012

Health Services - 1.4%
UnitedHealth Group, Inc.	10,125	3,496,162

Health Technology - 5.9%
Abbott Laboratories	15,500	2,076,070
AbbVie, Inc.	2,975	688,831
Dexcom, Inc. *	22,000	1,480,380
Eli Lilly & Co.	5,940	4,532,220
Intuitive Surgical, Inc. *	6,950	3,108,248
Stryker Corp.	1,725	637,681
Thermo Fisher Scientific, Inc. *	5,250	2,546,355
Zimmer Biomet Holdings, Inc.	3,075	302,888

		15,372,673

Industrial Services - 2.0%
Cheniere Energy, Inc.	13,675	3,213,352
Williams Cos., Inc.	30,800	1,951,180

		5,164,532

Non-Energy Minerals - 0.3%
Trex Co., Inc. *	13,800	713,046

Process Industries - 1.2%
Linde, PLC	2,650	1,258,750

Name of Issuer	Quantity	Fair Value ($)

Sherwin-Williams Co.	5,225	1,809,209

		3,067,959

Producer Manufacturing - 5.4%
BAE Systems, PLC, ADR	15,500	1,731,660
Eaton Corp., PLC	3,975	1,487,644
Emerson Electric Co.	9,800	1,285,564
General Dynamics Corp.	3,550	1,210,550
Honeywell International, Inc.	8,425	1,773,462
Northrop Grumman Corp.	1,875	1,142,475
Parker-Hannifin Corp.	3,150	2,388,173
Siemens AG, ADR	21,675	2,926,342

		13,945,870

Retail Trade - 9.3%
Amazon.com, Inc. *	63,000	13,832,910
Home Depot, Inc.	8,425	3,413,726
Netflix, Inc. *	2,300	2,757,516
TJX Cos., Inc.	18,075	2,612,560
Ulta Beauty, Inc. *	2,800	1,530,900

		24,147,612

Technology Services - 29.5%
Accenture, PLC	10,200	2,515,320
Adobe, Inc. *	6,250	2,204,687
Alphabet, Inc. - Class A	12,500	3,038,750
Alphabet, Inc. - Class C	73,500	17,900,925
Atlassian Corp. *	7,675	1,225,698
Autodesk, Inc. *	6,300	2,001,321
Intuit, Inc.	5,200	3,551,132
Meta Platforms, Inc.	13,225	9,712,175
Microsoft Corp.	55,000	28,487,250
salesforce.com, Inc.	15,225	3,608,325
ServiceNow, Inc. *	2,275	2,093,637

		76,339,220

Transportation - 1.5%
FedEx Corp.	7,575	1,786,261
Union Pacific Corp.	9,200	2,174,604

		3,960,865

Utilities - 0.4%
NextEra Energy, Inc.	13,100	988,919

Total Common Stocks (cost: $70,557,020)		251,373,701

Short-Term Securities - 2.6%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $6,831,167)	6,831,167	6,831,167

Total Investments in Securities - 99.9% (cost $77,388,187)		258,204,868

Other Assets and Liabilities, net - 0.1%		239,814

Net Assets - 100.0%		$258,444,682

*	Non-income producing security.

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Large Cap Growth Fund (Continued)

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	251,324,861	48,840	—	251,373,701
Short-Term Securities	6,831,167	—	—	6,831,167
Total:	258,156,028	48,840	—	258,204,868

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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